Schedule of Segment Reporting Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2023 SGD ($)
Total revenue	$ 3,793,293	$ 5,004,493	$ 7,025,592	$ 4,381,683
Revenue - external	3,793,293	5,004,493	7,025,592	4,381,683
Total cost of revenue	(2,489,836)	(3,284,841)	(4,708,678)	(1,995,622)
Total cost of revenue	(2,489,836)	(3,284,841)	(4,708,678)	(1,995,622)
Gross profit	1,303,457	1,719,652	2,316,914	2,386,061
Gross profit	1,303,457	1,719,652	2,316,914	2,386,061
Operating expenses	(5,353,281)	(7,062,583)	(5,548,254)	(4,730,134)
Total operating expenses	(5,353,281)	(7,062,583)	(5,548,254)	(4,730,134)
Share based compensation	(407,607)	(537,756)
Interest income	80,363	106,023	3,985	10,262
Interest expense	(24,025)	(31,696)	(39,152)	(49,926)
Foreign exchange (loss) gain	200,384	264,367	(55,626)	(3,065)
Other income (expense),net	19,532	25,769	248,067	492,404
Other income (expense), net	(131,353)	(173,293)	157,299	450,798
Total other income (expense), net	(131,353)	(173,293)	157,299	450,798
Income (loss) before income tax expenses	(4,181,177)	(5,516,224)	(3,074,041)	(1,893,275)
Segment income (loss)	(4,181,177)	(5,516,224)	(3,074,041)	(1,893,275)
NET LOSS	(4,181,177)	(5,516,224)	(3,074,041)	(1,893,275)
Total assets	7,808,643		2,168,790	2,494,553	$ 10,301,940
Total liabilities	4,774,779		$ 4,351,898	$ 1,629,776	6,299,365
Net assets	3,033,864				4,002,575
Independent Third Parties [Member]
Total revenue	3,397,380	4,482,165
Revenue - external	3,397,380	4,482,165
Related Parties [Member]
Total revenue	395,913	522,328
Revenue - external	$ 395,913	522,328
Brokerage Emerging And Another Related Service [Member]
Total revenue		4,157,767
Revenue - external		4,157,767
Total cost of revenue		(2,702,259)
Total cost of revenue		(2,702,259)
Gross profit		1,455,508
Gross profit		1,455,508
Operating expenses		(6,692,028)
Total operating expenses		(6,692,028)
Share based compensation		(537,756)
Interest income		106,023
Interest expense		(29,431)
Foreign exchange (loss) gain		264,367
Other income (expense),net		25,769
Other income (expense), net		(171,028)
Total other income (expense), net		(171,028)
Income (loss) before income tax expenses		(5,407,548)
Segment income (loss)		(5,407,548)
NET LOSS		(5,407,548)
Total assets					9,436,152
Total liabilities					5,670,189
Net assets					3,765,963
Brokerage Emerging And Another Related Service [Member] | Independent Third Parties [Member]
Total revenue		3,635,439
Revenue - external		3,635,439
Brokerage Emerging And Another Related Service [Member] | Related Parties [Member]
Total revenue		522,328
Revenue - external		522,328
Estate Management Services And Other Related Services [Member]
Total revenue		846,726
Revenue - external		846,726
Total cost of revenue		(582,582)
Total cost of revenue		(582,582)
Gross profit		264,144
Gross profit		264,144
Operating expenses		(370,555)
Total operating expenses		(370,555)
Share based compensation
Interest income
Interest expense		(2,265)
Foreign exchange (loss) gain
Other income (expense),net
Other income (expense), net		(2,265)
Total other income (expense), net		(2,265)
Income (loss) before income tax expenses		(108,676)
Segment income (loss)		(108,676)
NET LOSS		(108,676)
Total assets					865,788
Total liabilities					629,176
Net assets					$ 236,612
Estate Management Services And Other Related Services [Member] | Independent Third Parties [Member]
Total revenue		846,726
Revenue - external		846,726
Estate Management Services And Other Related Services [Member] | Related Parties [Member]
Total revenue
Revenue - external